Taxation (Details) - USD ($)	6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2023
Taxation [Line Items]
Statutory income tax rate	25.00%	25.00%
Operating loss carryforwards	$ 2,083,000
Valuation allowance amount	$ 45,587		$ 53,405
Hong Kong [Member]
Taxation [Line Items]
Effective tax rate	16.50%